Income Taxes - Schedule of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Income taxes paid (refund) [abstract]
Loss from continuing operations before income taxes	$ (26,703,662)	$ (33,937,956)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	$ (7,076,470)	$ (8,993,558)
Permanent differences	1,639,590	3,758,401
Book to filing adjustments	438,255	75,474
Share issuance cost booked directly to equity	0	(377,378)
Impact of tax rate changes	0	0
Foreign exchange	1,044,135	(120)
Change in tax benefits not recognized	3,954,490	5,537,181
Total Income tax expense	$ 0	$ 0